Fair Value Measurements - Summary of the Changes in the Fair Value of the FPA Liability (Detail) - USD ($)		3 Months Ended	6 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Fair Value FPA Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value,Beginning		$ 69,874,782
Loss on change in fair value	[1]		69,874,782
Change in fair value of FPA liability		(62,857,346)	69,874,782
Fair value,End		$ 7,017,436	$ 69,874,782

[1]	Represents the non-cash loss on change in valuation of the FPA liability and is included in loss on change in fair value of FPA liability on the statement of operations.